Investments (Details)									9 Months Ended			12 Months Ended
	Aug. 25, 2025 USD ($) shares	Aug. 25, 2025 CAD ($) shares	Jul. 25, 2025 USD ($) $ / shares shares	Jul. 25, 2025 CAD ($)	Jul. 22, 2025 USD ($) $ / shares shares	Jul. 22, 2025 CAD ($)	Jul. 18, 2025 USD ($) $ / shares shares	Jul. 18, 2025 CAD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($) $ / shares	Sep. 30, 2025 $ / shares	Jul. 22, 2025 $ / shares shares	Jun. 23, 2022 $ / shares shares
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount									$ 462,325		$ 3,485,424
Gross proceeds									1,181,499
Gain on change in fair value									$ (11,911,366)		$ 31,263
Common shares had a fair value (in Shares) | shares									1,666,667	1,666,667
Associated warrants shares (in Shares) | shares									1,666,667	1,666,667
Associated warrants, value									$ 150,639
Black scholes model had fair value									187,167
Gain on change in fair value									$ 36,528
A2ZCryptoCap Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares															80,000
Price per share | $ / shares												$ 0.04	$ 0.13		$ 0.1
GameStop Corp [Member]
Investments (Details) [Line Items]
Price per share | $ / shares							$ 23.55		$ 27.28
Purchased guaranteed investment certificate amount							$ 48,516	$ 66,561
Purchased shares (in Shares) | shares							2,000
Gain on change in fair value									$ 6,044
Genius Group Limited [Member]
Investments (Details) [Line Items]
Price per share | $ / shares			$ 1.2						$ 0.97
Purchased guaranteed investment certificate amount	$ 2,217	$ 3,043	$ 49,009	$ 67,237
Purchased shares (in Shares) | shares	1,871	1,871	40,000
Gain on change in fair value									$ 9,998
Fair value of the remaining shares (in Shares) | shares									38,129	38,129
JZR Gold Inc [Member]
Investments (Details) [Line Items]
Shares acquired (in Shares) | shares					1,666,667									1,666,667
Price per share | (per share)					$ 0.4				$ 0.28					$ 0.3
Purchased guaranteed investment certificate amount					$ 364,800	$ 500,000
Gain on change in fair value									$ 115,060
Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount												$ 4,030,000
Balance outstanding (in Dollars)												$ 30,000
Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date												Feb. 14, 2025
Variable interest rate (as a percent)												4.20%
Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date												Sep. 12, 2025
Variable interest rate (as a percent)												4.95%
Meridian [Member] | Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Purchased guaranteed investment certificate amount												$ 4,520,000
Gross proceeds									1,181,499
Meridian [Member] | Guaranteed Investment Certificate [Member] | Bottom of range [member]
Investments (Details) [Line Items]
Maturity date												Dec. 21, 2024
Variable interest rate (as a percent)												3.52%
Meridian [Member] | Guaranteed Investment Certificate [Member] | Top of range [member]
Investments (Details) [Line Items]
Maturity date												Mar. 25, 2025
Variable interest rate (as a percent)												3.78%
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments (Details) [Line Items]
Gross proceeds												$ 1,700,000